Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Cash And Cash Equivalents

	June 30, 2022	December 31, 2021
(in $ millions)	$	$
Short-term deposits	654	594
Cash at banks and on hand	2,139	4,397

Cash and cash equivalents in the statement of financial position	2,793	4,991
Restricted cash	(165)	(153)

Cash and cash equivalents in the statement of cash flows	2,628	4,838